Accounting for Warrant Liability (Details) - Schedule of changes in fair value of warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Public [Member]
Accounting for Warrant Liability (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value measurement on December 31, 2020	$ 12,851,000
Change in valuation inputs or other assumptions	1,466,000
Fair value as of March 31, 2021	14,317,000
Private Placement [Member]
Accounting for Warrant Liability (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value measurement on December 31, 2020	8,668,000
Change in valuation inputs or other assumptions	1,180,000
Fair value as of March 31, 2021	9,848,000
Warrant Liabilities [Member]
Accounting for Warrant Liability (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value measurement on December 31, 2020	21,519,000
Change in valuation inputs or other assumptions	2,646,000
Fair value as of March 31, 2021	$ 24,165,000